BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Potentially dilutive securities	1,408,450,093	1,489,838,299	1,411,303,018	1,512,695,410
Warrants
Potentially dilutive securities	0	10,000,000		10,000,000
Series A Preferred Stock
Potentially dilutive securities	1,405,972,450	1,475,000,000	1,408,825,375	1,500,000,000
Series B Preferred Stock
Potentially dilutive securities	314,754	2,675,410	314,754	2,675,410
Series C Preferred Stock
Potentially dilutive securities	747,540	747,540	747,540
Series D Preferred Stock
Potentially dilutive securities	1,395,349	1,395,349	1,395,349
Convertible Notes
Potentially dilutive securities	20,000	20,000	20,000	20,000